                                   UAM FUNDS
                                   Funds for the Informed Investor(SM)







ICM Small Company Portfolio
Semi-Annual Report                                                April 30, 1999







                                                [LOGO OF UAM FUNDS APPEARS HERE]

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 1999
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................  10
Statement of Operations.....................................................  11
Statement of Changes in Net Assets..........................................  12
Financial Highlights........................................................  13
Notes to Financial Statements...............................................  14

--------------------------------------------------------------------------------

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------

Dear Shareholder:

Small cap stocks continued to lag behind large cap stocks during the six months ended April 30, 1999. In addition, small cap value stocks underperformed small cap growth stocks for the same period. There were some encouraging signs of the market broadening out in April; but, it is too early to tell if this trend will continue in the months ahead.

                                             Total Returns
                         -----------------------------------------------------
                         1st Fiscal Quarter 2nd Fiscal Quarter 1st Fiscal Half
                           Nov. 1, 1998-      Feb. 1, 1999-     Nov. 1, 1998-
                           Jan. 31, 1999      April 30, 1999   April 30, 1999
                         ------------------ ------------------ ---------------
ICM Small Company
  Portfolio.............        2.83%             0.80%             3.65%
Russell 2000 Index......       13.24%             1.70%            15.16%
Russell 2000 Value
  Index.................        3.52%             0.84%             4.39%
Russell 2000 Growth
  Index.................       22.79%             2.40%            25.74%
S&P 500 Index...........       16.86%             4.67%            22.31%

The Portfolio's performance was affected by two significant factors. First, small cap value stocks (as represented by the Russell 2000 Value Index) sig-nificantly underperformed small cap growth stocks (as represented by the Rus-sell 2000 Growth Index). The Growth Index's exposure to Internet related com-panies accounted for a significant amount of that Index's return. Obviously, virtually none of these Internet related stocks could be classified as value stocks given their paucity of revenues and earnings. The second factor which hurt the Portfolio's results was the disappointing returns of some of the larger holdings early in calendar 1999. Most of these holdings have recovered nicely late in the second fiscal quarter as investors turned their attention to cyclical stocks.

The U.S. economy remains surprisingly strong. The recent rotation toward cyclicals can be explained by that strength and the perception that the econo-mies of Southeast Asia and Latin America may be bottoming out. As a result, confidence has grown that earnings will be fairly strong and that the valua-tions of the neglected smaller capitalization companies had become too compel-ling to ignore. Hopefully, this broadening of investor interest will persist.

The most troubling aspect of today's environment is the fairly significant in-crease in long-term interest rates since last fall. Long-term Treasury bonds traded at a 4.96% yield in December 1998. As of April 30, 1999 rates had moved up to 5.66%. In part, this is due to the strength of the economy. In addition, the nearly 75% increase in oil prices off their lows in early 1999 has reawakened concerns about inflation and the potential for a tightening of mon-etary policy by the Federal Reserve.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------


Despite the recent underperformance by small cap value stocks, we believe that this sector of the market presents the best relative values in a generally very expensive market.

Respectfully,

/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal Investment Counselors of Maryland
    The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. A
     Portfolio's performance assumes the reinvestment of all dividends and distributions.
   There are no assurances that a Portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed.
   Portfolio changes should not be considered recommendations for action by individual investors.

                     Definition of the Comparative Indices
                     -------------------------------------
Russell 2000 Growth Index contains those Russell 2000 Index securities with higher price-to-book ratios and higher forecasted growth values.
Russell 2000 Index is an unmanaged index composed of the 2,000 small stocks in the Russell 3000 Index.
Russell 2000 Value Index contains those Russell 2000 Index securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.
S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

    The comparative indices assume reinvestment of dividends and, unlike a Portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' return, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 94.6%

                                                         Shares       Value+
                                                       ----------- ------------

AEROSPACE & DEFENSE - 0.4%
 GenCorp, Inc. .......................................     100,000 $  2,312,500
                                                                   ------------

AUTOMOTIVE - 1.7%
 Donnelly Corp. ......................................     161,750    2,203,844
 *Dorsey Trailers, Inc. ..............................     200,000      450,000
 *Dura Automotive Systems, Inc. ......................      43,627    1,248,823
 *Starcraft Corp. ....................................      90,000      393,750
 *Strattec Security Corp. ............................     150,000    4,181,250
 Wabash National Corp. ...............................     155,000    2,431,562
                                                                   ------------
                                                                     10,909,229
                                                                   ------------

BANKS - 2.2%
 Chittenden Corp. ....................................     190,000    5,462,500
 Colonial BancGroup, Inc. ............................     360,000    4,455,000
 First Commonwealth Financial Corp. ..................      29,400      643,125
 Prosperity Bancshares, Inc. .........................     145,000    1,894,062
 Superior Financial Corp. ............................      80,000      802,500
 UCBH Holdings, Inc. .................................      25,000      382,813
                                                                   ------------
                                                                     13,640,000
                                                                   ------------

CAPITAL EQUIPMENT - 7.0%
 Applied Power, Inc., Class A.........................     120,000    3,787,500
 *Avondale Industries, Inc. ..........................     317,600    9,786,050
 *BE Aerospace, Inc. .................................     200,000    3,412,500
 CMI Corp., Class A...................................     437,200    3,716,200
 *Gradall Industries, Inc. ...........................     300,000    4,800,000
 Kennametal, Inc. ....................................     100,000    2,656,250
 Scotsman Industries, Inc. ...........................     150,000    3,028,125
 Varlen Corp. ........................................     318,750    8,925,000
 Woodhead Industries, Inc. ...........................     265,000    3,710,000
                                                                   ------------
                                                                     43,821,625
                                                                   ------------

CHEMICALS - 4.4%
 Cambrex Corp. .......................................     100,000    2,562,500
 Dexter Corp. ........................................     150,000    6,159,375
 Furon Co. ...........................................     350,000    6,256,250
 Georgia Gulf Corp. ..................................     250,000    3,984,375
 Quaker Chemical Corp. ...............................     225,000    3,557,812
 Wynn's International, Inc. ..........................     284,512    4,765,576
                                                                   ------------
                                                                     27,285,888
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

CONSTRUCTION - 15.4%
 Centex Construction Products, Inc. ..................     150,000 $  5,306,250
 Centex Corp. ........................................     125,000    4,570,313
 Del Webb Corp. ......................................     175,000    4,046,875
 Granite Construction, Inc. ..........................     400,000   11,425,000
 *Griffon Corp. ......................................     675,000    4,935,937
 Juno Lighting, Inc. .................................     295,000    6,637,500
 Martin Marietta Materials, Inc. .....................     150,000    9,271,875
 MDC Holdings, Inc. ..................................     500,000    9,812,500
 *NVR, Inc. ..........................................     125,000    6,015,625
 Ryland Group, Inc. ..................................     200,000    5,250,000
 Southdown, Inc. .....................................     253,768   16,257,012
 Texas Industries, Inc. ..............................     140,000    4,322,500
 *U.S. Home Corp. ....................................     249,000    8,528,250
                                                                   ------------
                                                                     96,379,637
                                                                   ------------

CONSUMER DURABLES - 3.3%
 Aaron Rents, Inc. ...................................     350,000    5,818,750
 Bush Industries, Inc., Class A.......................     150,000    2,278,125
 *Cannondale Corp. ...................................     225,000    2,137,500
 *Stanley Furniture Co., Inc. ........................     175,000    3,653,125
 Toro Co. ............................................     200,000    6,962,500
                                                                   ------------
                                                                     20,850,000
                                                                   ------------

CONSUMER NON-DURABLES - 1.3%
 *CSS Industries, Inc. ...............................     250,000    6,312,500
 *Sylvan, Inc. .......................................     200,000    2,075,000
                                                                   ------------
                                                                      8,387,500
                                                                   ------------

ENERGY - 5.1%
 *Belco Oil & Gas Corp. ..............................     250,000    1,906,250
 *Clayton Williams Energy, Inc. ......................     200,500    1,027,563
 *Meridian Resource Corp. ............................     400,000    2,325,000
 *Newpark Resources, Inc. ............................     500,000    4,593,750
 *Oceaneering International, Inc. ....................     300,000    4,950,000
 *Offshore Logistics, Inc. ...........................     100,000    1,225,000
 Penn Virginia Corp. .................................     250,000    4,937,500
 *Seitel, Inc. .......................................      91,300    1,586,337
 Trigen Energy Corp. .................................     410,000    6,508,750
 *Tuboscope, Inc. ....................................     200,000    2,725,000
                                                                   ------------
                                                                     31,785,150
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

ENTERTAINMENT & LEISURE - 0.3%
 *Ascent Entertainment Group, Inc. ...................     150,000 $  1,612,500
                                                                   ------------

FINANCIAL SERVICES - 0.8%
 *Long Beach Financial Corp. .........................     130,000    1,430,000
 Medallion Financial Corp. ...........................     209,800    3,540,375
                                                                   ------------
                                                                      4,970,375
                                                                   ------------

HEALTH CARE - 3.4%
 *Bio Rad Labs, Class A...............................     175,000    4,900,000
 DENTSPLY International, Inc. ........................     167,500    4,386,406
 *First Health Group Corp. ...........................     100,000    1,631,250
 *Intergrated Health Services.........................     350,000    1,684,375
 *Lunar Corp. ........................................     225,000    1,546,875
 *Sierra Health Services, Inc. .......................     425,000    5,312,500
 *Spacelabs Medical, Inc. ............................     100,000    1,675,000
                                                                   ------------
                                                                     21,136,406
                                                                   ------------

INSURANCE - 3.2%
 *ACMAT Corp. ........................................     100,000    1,475,000
 Capital Re Corp. ....................................     136,400    2,668,325
 CMAC Investment Corp. ...............................      53,400    2,449,725
 LandAmerica Financial Group, Inc. ...................     118,000    3,304,000
 *Medical Assurance, Inc. ............................      81,757    2,248,318
 PXRE Corp. ..........................................     160,000    3,040,000
 Trenwick Group, Inc. ................................     163,400    4,575,200
                                                                   ------------
                                                                     19,760,568
                                                                   ------------

LODGING & RESTAURANTS - 0.3%
 *Garden Fresh Restaurant Corp. ......................     130,000    2,112,500
                                                                   ------------

MANUFACTURING - 2.4%
 Clarcor, Inc. .......................................     100,000    1,875,000
 *Essef Corp. ........................................     186,340    3,633,630
 *Holophane Corp. ....................................     175,000    4,517,188
 Hunt Corp. ..........................................     250,000    2,656,250
 *Northwest Pipe Co. .................................     175,000    2,450,000
                                                                   ------------
                                                                     15,132,068
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

METALS - 2.1%
 AK Steel Holding Corp. ..............................     100,000 $  2,600,000
 Carpenter Technology Corp. ..........................     100,000    3,131,250
 Intermet Corp. ......................................     175,000    2,581,250
 Quanex Corp. ........................................     200,000    5,112,500
                                                                   ------------
                                                                     13,425,000
                                                                   ------------

PAPER & PACKAGING - 2.7%
 *ACX Technologies, Inc. .............................     450,000    5,146,875
 American Business Products, Inc. ....................     240,900    3,688,781
 *Fibermark, Inc. ....................................     325,000    4,225,000
 Rayonier, Inc. ......................................      80,000    3,650,000
                                                                   ------------
                                                                     16,710,656
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS - 10.2%
 Bradley Real Estate, Inc. ...........................     150,000    2,990,625
 Camden Property Trust................................     125,000    3,375,000
 CBL & Associates Properties, Inc. ...................     200,000    4,912,500
 Corporate Office Properties Trust....................      75,000      548,438
 Equity One, Inc. ....................................     225,000    2,039,062
 First Industrial Realty Trust, Inc. .................     100,000    2,687,500
 Gables Residential Trust.............................     150,000    3,571,875
 Healthcare Realty Trust, Inc. .......................     100,000    2,181,250
 *Horizon Group Properties, Inc. .....................      15,000       49,688
 LaSalle Hotel Properties.............................     200,000    2,737,500
 Liberty Property Trust...............................     200,000    4,825,000
 Mack-Cali Realty Corp. ..............................      80,000    2,475,000
 Mid-Atlantic Realty Trust............................     350,000    4,156,250
 Mills Corp. .........................................     200,000    3,912,500
 *Omega Worldwide, Inc. ..............................      16,577       76,669
 Prime Retail, Inc. ..................................     325,000    2,803,125
 Prison Realty Corp. .................................     150,000    2,925,000
 ProLogis Trust.......................................     165,000    3,465,000
 Reckson Associates Realty Corp. .....................     200,000    4,500,000
 Shurgard Storage Centers, Inc. ......................     175,000    4,714,062
 Town & Country Trust.................................     100,500    1,815,281
 United Dominion Realty Trust, Inc. ..................     275,000    2,990,625
                                                                   ------------
                                                                     63,751,950
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

RETAIL - 6.2%
 *Bon-Ton Stores, Inc. ...............................     233,000 $  1,441,688
 Burlington Coat Factory Warehouse Corp. .............     200,000    3,087,500
 *Finlay Enterprises, Inc. ...........................     300,000    3,225,000
 *Lechters, Inc. .....................................     225,000      344,531
 *Rex Stores Corp. ...................................     328,000    5,371,000
 Ruddick Corp. .......................................     225,000    3,979,688
 *Saks, Inc. .........................................     264,075    7,476,623
 *Shopko Stores, Inc. ................................     400,000   13,725,000
                                                                   ------------
                                                                     38,651,030
                                                                   ------------

SERVICES - 3.0%
 Bowne & Co., Inc. ...................................     400,000    7,500,000
 *FTI Consulting, Inc. ...............................     270,000    1,080,000
 *Guest Supply, Inc. .................................     260,000    2,681,250
 *Sykes Enterprises, Inc. ............................     205,000    4,202,500
 Trammell Crow Co. ...................................     190,000    3,420,000
 *Unitel Video, Inc. .................................     120,000      165,000
                                                                   ------------
                                                                     19,048,750
                                                                   ------------

TECHNOLOGY - 13.2%
 *Advanced Communications Systems, Inc. ..............     350,000    4,375,000
 Analogic Corp. ......................................     115,000    4,226,250
 AMETEK, Inc. ........................................     250,000    5,703,125
 *BancTec, Inc. ......................................     400,000    6,500,000
 Belden, Inc. ........................................     150,000    2,887,500
 *Bell & Howell Co. ..................................     300,000   10,031,250
 *Benchmark Electronics, Inc. ........................       9,400      316,075
 C&D Technologies, Inc. ..............................     267,000    6,891,937
 *Computer Horizons Corp. ............................     210,000    2,966,250
 *DII Group, Inc. ....................................     180,000    5,580,000
 *GSI Lumonics, Inc. .................................     274,383    1,166,128
 *Marshall Industries.................................     150,000    2,418,750
 Methode Electronics, Inc., Class A...................     325,000    4,834,375
 *Microsemi Corp......................................     200,000    1,612,500
 National Computer Systems, Inc. .....................     280,000    7,840,000
 *Norstan, Inc. ......................................     210,000    2,100,000
 Pioneer-Standard Electronics, Inc. ..................     350,000    2,843,750
 Quixote Corp. .......................................     268,000    3,266,250

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                        Shares       Value+
                                                      ----------- ------------

 TECHNOLOGY - continued
  *SPACEHAB, Inc. ...................................     320,000 $  1,760,000
  Technitrol, Inc. ..................................     180,000    5,265,000
                                                                  ------------
                                                                    82,584,140
                                                                  ------------

 TEXTILES & APPAREL - 0.9%
  Galey & Lord, Inc. ................................     400,000    1,825,000
  Guilford Mills, Inc. ..............................     195,000    1,852,500
  *Tropical Sportswear International Corp. ..........     100,000    2,193,750
                                                                  ------------
                                                                     5,871,250
                                                                  ------------

 TRANSPORTATION - 1.8%
  *Aramex International Ltd. ........................     175,000    1,564,063
  Rollins Truck Leasing Corp. .......................     410,000    4,253,750
  USFreightways Corp. ...............................     150,000    5,615,625
                                                                  ------------
                                                                    11,433,438
                                                                  ------------

 UTILITIES - 3.3%
  CMS Energy Corp., Class G..........................     150,000    3,140,625
  Comsat Corp. ......................................     165,000    5,362,500
  Equitable Resources, Inc. .........................     150,000    3,975,000
  NUI Corp. .........................................     100,000    2,168,750
  Public Service Company of North Carolina, Inc. ....     200,000    5,662,500
                                                                  ------------
                                                                    20,309,375
                                                                  ------------
  TOTAL COMMON STOCKS (Cost $523,258,848)........................  591,881,535
                                                                  ------------


 PREFERRED STOCKS - 0.3%
 ENERGY - 0.3%
  Belco Oil & Gas Corp., 6.50%, 12/31/49 (Cost
   $2,518,992).......................................     100,000    1,825,000
                                                                  ------------


 CONVERTIBLE BOND - 0.3%
                                                         Face
                                                        Amount
                                                      -----------
 TECHNOLOGY - 0.3%
  SPACEHAB, Inc. 8.00%,10/15/07 (Cost $2,618,247).... $ 2,700,000 $  2,035,125
                                                                  ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 5.3%

                                                        Face
                                                       Amount       Value+
                                                     ----------- ------------
REPURCHASE AGREEMENT--5.3%
 Chase Securities, Inc. 4.87%, dated 4/30/99, due
  5/03/99, to be repurchased at $33,221,477,
  collateralized by $30,710,510 of various U.S.
  Treasury Notes, 5.50%-7.00%, due 5/15/06-5/15/08,
  valued at $33,225,500 (Cost $33,208,000).......... $33,208,000 $ 33,208,000
                                                                 ------------
 TOTAL INVESTMENTS - 100.5% (Cost $561,604,087)(a)..............  628,949,660
                                                                 ------------
 OTHER ASSETS AND LIABILITIES (NET) -0.5%.......................   (3,561,456)
                                                                 ------------
 NET ASSETS - 100%.............................................. $625,388,204
                                                                 ============

  + See Note A to Financial Statements
  * Non-Income Producing Security
(a) The cost for federal income tax purposes was $561,604,087. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $67,345,573. This consisted of aggregate gross unrealized appreciation for all securities of $136,774,500 and gross unrealized depreciation for all securities of $69,428,927.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 Assets
 Investments, at Cost............................................ $561,604,087
                                                                  ============
 Investments, at Value--Note A................................... $628,949,660
 Cash............................................................          522
 Receivable for Portfolio Shares Sold............................       27,658
 Dividends Receivable............................................      415,263
 Interest Receivable.............................................       14,092
 Other Assets....................................................        4,465
                                                                  ------------
  Total Assets...................................................  629,411,660
                                                                  ------------
 Liabilities
 Payable for Investments Purchased...............................    3,604,800
 Payable for Investment Advisory Fees -- Note B..................      340,034
 Payable for Administrative Fees -- Note C.......................       41,943
 Payable for Custodian Fees -- Note D............................        8,270
 Payable for Account Services Fees -- Note F.....................        2,672
 Payable for Directors' Fees -- Note G...........................        2,705
 Other Liabilities...............................................       23,032
                                                                  ------------
  Total Liabilities..............................................    4,023,456
                                                                  ------------
 Net Assets...................................................... $625,388,204
                                                                  ============
 Net Assets Consist of:
 Paid in Capital................................................. $534,631,707
 Undistributed Net Investment Income.............................    1,171,475
 Accumulated Net Realized Gain...................................   22,239,449
 Unrealized Appreciation.........................................   67,345,573
                                                                  ------------
 Net Assets...................................................... $625,388,204
                                                                  ============
 Institutional Class Shares
 Shares Issued and Outstanding ($0.001 par value) (Authorized
  50,000,000)....................................................   26,501,460
 Net Asset Value, Offering and Redemption Price Per Share........       $23.60
                                                                        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                           ICM SMALL COMPANY PORTFOLIO
                                    SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 Investment Income
 Dividends........................................................ $ 5,303,884
 Interest.........................................................   1,876,426
                                                                   -----------
  Total Income....................................................   7,180,310
                                                                   -----------
 Expenses
 Investment Advisory Fees -- Note B...............................   2,155,510
 Administrative Fees -- Note C....................................     309,270
 Custodian Fees -- Note D.........................................      21,726
 Legal Fees.......................................................      21,005
 Shareholder Servicing Fees ......................................      17,531
 Printing Fees....................................................       9,575
 Registration and Filing Fees.....................................       9,454
 Audit Fees.......................................................       8,048
 Directors' Fees -- Note G........................................       7,585
 Account Services Fees -- Note F..................................       1,712
 Other Expenses...................................................      31,810
                                                                   -----------
  Net Expenses Before Expense Offset..............................   2,593,226
 Expense Offset -- Note A.........................................      (3,222)
                                                                   -----------
  Net Expenses After Expense Offset...............................   2,590,004
                                                                   -----------
 Net Investment Income............................................   4,590,306
                                                                   -----------
 Net Realized Gain on Investments.................................  22,240,510
 Net Change in Unrealized Appreciation/Depreciation on
  Investments.....................................................  (6,861,366)
                                                                   -----------
 Net Gain on Investments..........................................  15,379,144
                                                                   -----------
 Net Increase in Net Assets Resulting from Operations............. $19,969,450
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                        Ended       Year Ended
                                                    April 30, 1999 October 31,
                                                     (Unaudited)       1998
                                                    -------------- ------------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income............................   $  4,590,306  $  6,656,064
 Net Realized Gain................................     22,240,510    36,617,351
 Net Change in Unrealized
  Appreciation/Depreciation.......................     (6,861,366)  (83,034,388)
                                                     ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations................................    19,969,450   (39,760,973)
                                                     ------------  ------------
Distributions:
Net Investment Income.............................     (4,420,265)   (5,272,821)
Net Realized Gain.................................    (36,638,319)  (36,417,577)
                                                     ------------  ------------
  Total Distributions.............................    (41,058,584)  (41,690,398)
                                                     ------------  ------------
Capital Share Transactions: (1)
Issued............................................     79,238,387   211,858,343
In Lieu of Cash Distributions.....................     37,417,870    38,682,531
Redeemed..........................................    (88,769,130)  (68,876,615)
                                                     ------------  ------------
  Net Increase from Capital Share Transactions....     27,887,127   181,664,259
                                                     ------------  ------------
  Total Increase..................................      6,797,993   100,212,888
Net Assets:
 Beginning of Period..............................    618,590,211   518,377,323
                                                     ------------  ------------
 End of Period (including undistributed net
  investment income of $1,171,475 and $1,001,434,
  respectively)...................................   $625,388,204  $618,590,211
                                                     ============  ============
(1)Shares Issued and Redeemed:
 Shares Issued....................................      3,369,457     7,867,234
 In Lieu of Cash Distributions....................      1,627,498     1,502,609
 Shares Redeemed..................................     (3,900,790)   (2,599,431)
                                                     ------------  ------------
                                                        1,096,165     6,770,412
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                            Six Months
                              Ended                Years Ended October 31,
                          April 30, 1999 -------------------------------------------------
                           (Unaudited)     1998       1997      1996      1995      1994
                          -------------- --------   --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....     $  24.35    $  27.82   $  20.71  $  19.04  $  17.05  $  18.75
                             --------    --------   --------  --------  --------  --------
Income From Investment
 Operations
 Net Investment Income..         0.09        0.28       0.23      0.24      0.16      0.09
 Net Realized and
  Unrealized Gain
  (Loss)................         0.67       (1.58)      8.27      2.59      2.70      0.64
                             --------    --------   --------  --------  --------  --------
 Total from Investment
  Operations............         0.76       (1.30)      8.50      2.83      2.86      0.73
                             --------    --------   --------  --------  --------  --------
Distributions
 Net Investment Income..        (0.09)      (0.24)     (0.20)    (0.24)    (0.14)    (0.09)
 Net Realized Gain......        (1.42)      (1.93)     (1.19)    (0.92)    (0.73)    (2.34)
                             --------    --------   --------  --------  --------  --------
 Total Distributions....        (1.51)      (2.17)     (1.39)    (1.16)    (0.87)    (2.43)
                             --------    --------   --------  --------  --------  --------
Net Asset Value,
 End of Period..........     $  23.60    $  24.35   $  27.82  $  20.71  $  19.04  $  17.05
                             ========    ========   ========  ========  ========  ========
Total Return............         3.65%**    (5.04)%    43.28%    15.62%    17.73%     4.59%
                             ========    ========   ========  ========  ========  ========
Ratios and Supplemental
 Data
Net Assets, End of
 Period (Thousands).....     $625,388    $618,590   $518,377  $320,982  $250,798  $115,761
Ratio of Expenses to
 Average Net Assets.....         0.84%*      0.89%      0.89%     0.88%     0.87%     0.93%
Ratio of Net Investment
 Income to Average Net
 Assets.................         1.49%*      1.12%      0.97%     1.20%     1.02%     0.58%
Portfolio Turnover
 Rate...................           10%         22%        23%       23%       20%       21%
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets................         0.84%*      0.89%      0.88%     0.88%     0.86%      N/A

 * Annualized
** Not Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS (Unaudited)

  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The ICM Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a di-versified, open-end management investment company. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal, by investing primarily in the common stocks of smaller companies in terms of revenues, assets, and market capitalization.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
    1. Security Valuation: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valua-tion is made. Price information on listed securities is taken from the ex-change where the security is primarily traded. Unlisted securities are valued at the current bid prices. If no sales are reported, as in the case of some securities traded over- the-counter, the market value is deter-mined by using the average between the last reported bid and last reported offer prices quoted on such day. Short-term investments that have remain-ing maturities of sixty days or less at time of purchase are valued at am-ortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Di-rectors.
    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue
  Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.
    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------

  the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the pro-ceeds in satisfaction of the obligation. In the event of default or bank-ruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.
    4. Distributions to Shareholders: The Portfolio will distribute substan-tially all of its net investment income quarterly . Any realized net capi-tal gains will be distributed annually. All distributions are recorded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.
    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.
    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be di-rectly attributed to portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the portfolio are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------


  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Investment Counselors of Maryland, Inc. (the "Adviser"), a subsidi-ary of United Asset Management Corporation ("UAM"), provides investment advi-sory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets for the month.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing, shareholder servicing and transfer agent serv-ices to the Portfolio under a Fund Administration Agreement. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including administrative and fund accounting services. The Administrator has entered into an Agency Agreement with DST Systems, Inc. ("DST"), under which DST provides transfer agent and dividend-disbursing services. The Administrator has also entered into an agreement with UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM, to serve as the shareholder-servicing agent for the UAM Funds.

  In exchange for administrative services, the Portfolio pays a five-part fee to the Administrator as follows:

  - Effective April 15, 1999, an annual base fee, which is retained by the Administrator, calculated at the annual rate equal to $14,500 for the first operational share class.
  - A portfolio-specific monthly fee of 0.06% per annum of the average net assets of the ICM Small Company Portfolio, which is retained by the Admin-istrator.
  - An annual base fee that the Administrator pays to CGFSC for its adminis-trative and fund accounting services calculated at the annual rate of no more than $52,500 for the first operational share class; plus 0.039% of their pro rata share of the combined average net assets of the UAM Funds.
  - An annual base fee that the Administrator pays to DST for its services as transfer agent and dividend-disbursing agent equal to $10,500 for each operational share class.
  - An annual base fee that the Administrator pays to UAMSCC for its serv-ices as shareholder-servicing agent equal to $7,500 for the first opera-tional share class.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------


  The Portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

  For the six months ended April 30, 1999, the Administrator earned $309,270 from the Portfolio of which $150,265 and $8,160 was paid to CGFSC and UAMSCC, respectively, for their services.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's as-sets and the assets are held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. Account Services: The UAM Funds have entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for partic-ipants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant record keeping. Pursuant to the Services Agree-ment, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services. The agreement was teminated effective January 1, 1999.

  G. Directors' Fees: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  H. Purchases and Sales: For the six months ended April 30, 1999, the Portfo-lio made purchases of $117,515,441 and sales of $54,744,895 of investment se-curities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  I. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to partici-pate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------

equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 1999, the Portfolio had no borrowings under the agreement.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Director                                Assistant Secretary

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Investment Counselors of Maryland, Inc.
803 Cathedral Street
Baltimore, Maryland 21201

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          ------------------------------------
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.
                                          -------------------------------------